Average Annual Total Returns - iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	Mar. 01, 2021
Bloomberg Barclays 2023 Maturity High Quality Corporate Index (Index returns do not reflect deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.26%
5 Years	3.88%
Since Inception	2.89%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
Average Annual Return:
1 Year	4.27%
5 Years	3.86%
Since Inception	2.82%
Inception Date	Apr. 17, 2013
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | After Taxes on Distributions
Average Annual Return:
1 Year	3.25%	[1]
5 Years	2.70%	[1]
Since Inception	1.64%	[1]
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.52%	[1]
5 Years	2.44%	[1]
Since Inception	1.61%	[1]

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.